Employee Future Benefits - Components of AOCI and Regulatory Assets and Liabilities (Details) - CAD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Pension and Other Postretirement Benefit Plans, Net Regulatory Assets [Abstract]
Regulatory assets (Note 8)	$ 4,009	$ 3,589
Regulatory liabilities (Note 8)	(3,915)	(3,222)
Defined Benefit Pension Plans
Accumulated Other Comprehensive (Income) Loss, Defined Benefit Plan, after Tax [Abstract]
Unamortized net actuarial losses (gains)	9	33
Unamortized past service costs	1	1
Income tax (recovery) expense	(2)	(8)
Accumulated other comprehensive income	8	26
Pension and Other Postretirement Benefit Plans, Net Regulatory Assets [Abstract]
Net actuarial losses (gains)	103	260
Past service credits	(4)	(5)
Other regulatory deferrals	(6)	10
Net regulatory assets (liabilities)	93	265
Regulatory assets (Note 8)	207	376
Regulatory liabilities (Note 8)	(114)	(111)
OPEB Plans
Accumulated Other Comprehensive (Income) Loss, Defined Benefit Plan, after Tax [Abstract]
Unamortized net actuarial losses (gains)	(11)	(5)
Unamortized past service costs	7	7
Income tax (recovery) expense	1	0
Accumulated other comprehensive income	(3)	2
Pension and Other Postretirement Benefit Plans, Net Regulatory Assets [Abstract]
Net actuarial losses (gains)	(195)	(81)
Past service credits	(4)	(6)
Other regulatory deferrals	7	14
Net regulatory assets (liabilities)	(192)	(73)
Regulatory assets (Note 8)	0	12
Regulatory liabilities (Note 8)	$ (192)	$ (85)